EQ/Calvert Socially Responsible Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		EQ/Calvert Socially Responsible Portfolio Class IA Shares
Management Fee	[1]	0.50%
Distribution and/or Service Fees (12b-1 fees)		0.25%
Other Expenses		0.20%
Total Annual Portfolio Operating Expenses		0.95%
[1]	Restated to reflect current fees.

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
EQ/Calvert Socially Responsible Portfolio Class IA Shares	97	303	525	1,166